CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and Cash Equivalents	$ 10,992,041	$ 11,146,534
Accounts Receivable, Net	3,142,720	1,529,052
Markers Receivable	179,120,227	188,549,136
Prepaid Expenses and Other Assets	265,489	348,777
Total Current Assets	193,520,477	201,573,499
Intangible Assets (net of accumulated amortization of $50,302,198 and $42,105,966 at June 30, 2015 and December 31, 2014, respectively)	113,814,748	121,968,648
Goodwill	0	17,753,907
Property and Equipment (net of accumulated depreciation of $149,932 and $108,913 at June 30, 2015 and December 31, 2014, respectively)	283,865	322,149
Other Assets	23,433	23,427
TOTAL ASSETS	307,642,523	341,641,630
CURRENT LIABILITIES
Lines of Credit Payable	39,986,007	32,392,020
Accrued Expenses	7,626,715	11,682,653
Loan Payable, Shareholders, current	7,416,772	2,612,490
Total Current Liabilities	87,501,116	83,088,675
Total Liabilities	$ 102,749,241	$ 130,382,820
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred Shares, $0.0001 par value Authorized 1,150,000 shares; none issued	$ 0	$ 0
Ordinary Shares, $0.0001 par value, Authorized 500,000,000 shares; 61,477,314 and 60,452,314 issued and outstanding at June 30, 2015 and December 31, 2014, respectively.	6,147	6,044
Additional Paid-in Capital	131,390,800	130,048,153
Retained Earnings	72,891,921	80,653,190
Accumulated Other Comprehensive Income	604,414	551,423
Total Shareholders' Equity	204,893,282	211,258,810
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	307,642,523	341,641,630
Bao Li Gaming [Member]
CURRENT LIABILITIES
Acquisition-Contingent Purchase Price Obligation	15,875,684	22,662,750
Acquisition-Contingent Purchase Price Obligation, net of current portion	0	19,628,881
Oriental VIP Room [Member]
CURRENT LIABILITIES
Acquisition-Contingent Purchase Price Obligation	16,595,938	13,738,762
Acquisition-Contingent Purchase Price Obligation, net of current portion	$ 15,248,125	$ 27,665,264